Equity and Earnings per Share - Earnings per share calculations (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jul. 09, 2021	Dec. 31, 2020
Net Income (Loss) Per Class A Shareholders, Basic
Net income (loss) available to Class A shareholders	$ (158,573)
Total weighted average shares outstanding (in shares)	84,824,109
Net Income (Loss) Per Class A Shareholders, Basic (in usd per share)	$ (1.87)
Net Income (Loss) Per Class A Shareholders, Diluted
Net income (loss) available to Class A shareholders	$ (158,573)
Total weighted average shares outstanding (in shares)	84,824,109
Net Income (Loss) Per Class A Shareholders, Diluted (in usd per share)	$ (1.87)
Net income (loss) available to Class A shareholders
Net income (loss)	$ (247,084)	$ 6,131	$ 10,624
Noncontrolling interests in loss of consolidated subsidiaries	87,528
Other weighting adjustments	983
Net Income (Loss) Attributable to Class A Shareholders	(158,573)
Net income (loss) available to Class A shareholders, diluted	$ (158,573)
Weighted average number of Class A shares outstanding
Class A shares outstanding (in shares)	84,824,109
Total weighted average shares outstanding, diluted (in shares)	84,824,109